Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
(3)	INVENTORIES
Inventories consist of the following:

(in thousands)	June 30, 2019	December 31, 2018
Raw materials	$307	$358
Work-in-process	380	500

Total inventories	$687	$858

(5)	INVENTORIES
Inventories consist of:

(in thousands)	December 31, 2018	December 31, 2017
Raw materials	$358	$298
Work-in-process	500	721
Finished goods	—	229

Total Inventory	$858	$1,248